INTEREST INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTEREST INCOME, NET
Schedule of interest income, net

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Interest income	437,869	383,116	385,375
Interest expense	(181,099)	(188,364)	(6,105)
Bank charges	(26,416)	(30,963)	(18,952)
Others	(15)	(189)	(5,751)
Total	230,339	163,600	354,567